Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 7,173	$ 5,580
Accruals	3,287	1,650
Total	$ 10,460	$ 7,230